Loans - Receivables Past Due (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non performing loans [Abstract]
Accrued interest excluded from total	$ 12,500	$ 10,009
90+ and Still Accruing
Non performing loans [Abstract]
Accrued interest excluded from total	0	0
Commercial and industrial
Non performing loans [Abstract]
Government guaranteed loans excluded from non-performing loans	21	29
1-4 family owner occupied - non-jumbo
Non performing loans [Abstract]
Government guaranteed loans excluded from non-performing loans	2,170	1,631
Commercial
Non performing loans [Abstract]
Accrued interest excluded from total	5,743	4,409
Commercial | Commercial and industrial
Non performing loans [Abstract]
Accrued interest excluded from total	2,710	2,046
Commercial | Commercial real estate
Non performing loans [Abstract]
Accrued interest excluded from total	3,033	2,363
Mortgage
Non performing loans [Abstract]
Accrued interest excluded from total	5,097	4,116
Mortgage | 1-4 family owner occupied - jumbo
Non performing loans [Abstract]
Accrued interest excluded from total	2,375	1,892
Mortgage | 1-4 family owner occupied - non-jumbo
Non performing loans [Abstract]
Accrued interest excluded from total	1,111	953
Mortgage | 1-4 family non-owner occupied
Non performing loans [Abstract]
Accrued interest excluded from total	654	558
Mortgage | 1-4 family - 2nd lien
Non performing loans [Abstract]
Accrued interest excluded from total	804	588
Mortgage | Resort lending
Non performing loans [Abstract]
Accrued interest excluded from total	153	125
Installment
Non performing loans [Abstract]
Accrued interest excluded from total	1,660	1,484
Installment | Boat lending
Non performing loans [Abstract]
Accrued interest excluded from total	714	601
Installment | Recreational vehicle lending
Non performing loans [Abstract]
Accrued interest excluded from total	655	648
Installment | Other
Non performing loans [Abstract]
Accrued interest excluded from total	291	235
Non-performing TDR's
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	1,119	1,339
Non-Accrual with an Allowance for Credit Loss	3,681	2,382
Total Non- Accrual	4,800	3,721
90+ and Still Accruing	432	0
Total Non- Performing Loans	5,232	3,721
Accrued interest excluded from total	0	0
Non-performing TDR's | 90+ and Still Accruing
Non performing loans [Abstract]
Accrued interest excluded from total	0	0
Non-performing TDR's | Commercial | Commercial and industrial
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	7	9
Total Non- Accrual	7	9
90+ and Still Accruing	0	0
Total Non- Performing Loans	7	9
Non-performing TDR's | Commercial | Commercial real estate
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	0	0
Total Non- Accrual	0	0
90+ and Still Accruing	0	0
Total Non- Performing Loans	0	0
Non-performing TDR's | Mortgage | 1-4 family owner occupied - jumbo
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	544	0
Non-Accrual with an Allowance for Credit Loss	0	0
Total Non- Accrual	544	0
90+ and Still Accruing	0	0
Total Non- Performing Loans	544	0
Non-performing TDR's | Mortgage | 1-4 family owner occupied - non-jumbo
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	575	1,077
Non-Accrual with an Allowance for Credit Loss	1,655	852
Total Non- Accrual	2,230	1,929
90+ and Still Accruing	432	0
Total Non- Performing Loans	2,662	1,929
Non-performing TDR's | Mortgage | 1-4 family non-owner occupied
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	152
Non-Accrual with an Allowance for Credit Loss	282	323
Total Non- Accrual	282	475
90+ and Still Accruing	0	0
Total Non- Performing Loans	282	475
Non-performing TDR's | Mortgage | 1-4 family - 2nd lien
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	624	562
Total Non- Accrual	624	562
90+ and Still Accruing	0	0
Total Non- Performing Loans	624	562
Non-performing TDR's | Mortgage | Resort lending
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	110
Non-Accrual with an Allowance for Credit Loss	143	38
Total Non- Accrual	143	148
90+ and Still Accruing	0	0
Total Non- Performing Loans	143	148
Non-performing TDR's | Installment | Boat lending
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	352	380
Total Non- Accrual	352	380
90+ and Still Accruing	0	0
Total Non- Performing Loans	352	380
Non-performing TDR's | Installment | Recreational vehicle lending
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	419	30
Total Non- Accrual	419	30
90+ and Still Accruing	0	0
Total Non- Performing Loans	419	30
Non-performing TDR's | Installment | Other
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	199	188
Total Non- Accrual	199	188
90+ and Still Accruing	0	0
Total Non- Performing Loans	$ 199	$ 188